OTHER INCOME AND EXPENSE - Other income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of analysis of single amount of discontinued operations [line items]
Share of profit of equity accounted investees, net of tax	$ 372,777	$ 300,217	$ 219,918
Gain on sale of assets properties, plant and equipment	142,149	20,651	22,699
Dividends	119,888	153,969	84,395
Net gain (loss) on asset valuation	50,463	20,974	(50,326)
Gain on the sale of non-current assets held for sale	10,487	13,631	101,662
Net gain (loss) on sale of debt securities	(134,699)	83,640	473,851
Foreign exchange loss, net	(1,825,718)	(491,415)	(248,277)
Other income	416,082	288,013	253,266
Total other income	(848,571)	$ 389,680	$ 857,188
BAC Holding International Corp
Disclosure of analysis of single amount of discontinued operations [line items]
Other income	$ 137,427